Consolidated statement of comprehensive income - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated statement of comprehensive income
Net profit for the year	$ 25,383,071	$ 35,199,480	$ 17,630,554
Unrealized gain (loss) on hedges:
Cash flow hedge for future exports	3,071,546	(1,528,749)	(808,777)
Hedge of a net investment in a foreign operation	6,213,387	(4,987,735)	(2,871,410)
Cash flow hedge with derivative instruments	173,711	117,913	(135,666)
Financial instruments measured at fair value	(2,393)	829	830
Foreign currency translation	(18,177,596)	15,960,722	5,970,719
Sale of joint ventures	0	0	(361,728)
Other comprehensive income that may be reclassified to profit or loss in subsequent periods -net of taxes	(8,721,345)	9,562,980	1,793,968
Other comprehensive income that will not to be reclassified to profit or loss in subsequent periods -net of taxes:
Remeasurement (loss) gain on defined benefit plans	(2,734,273)	(668,254)	1,777,157
Other comprehensive income that will not to be reclassified to profit or loss in subsequent periods -net of taxes	(2,734,273)	(668,254)	1,777,157
Other comprehensive income for the year, net of tax	(11,455,618)	8,894,726	3,571,125
Total comprehensive income for the year, net of tax	13,927,453	44,094,206	21,201,679
Comprehensive income attributable to:
Owners of parent	13,938,727	36,043,606	19,059,975
Non-controlling interest	(11,274)	8,050,600	2,141,704
Total comprehensive income for the year, net of tax	$ 13,927,453	$ 44,094,206	$ 21,201,679